Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt	$ 3,080	$ 2,796
Less: current debt obligations	530	83
Long-term debt	2,550	2,713
2.20% Senior Notes Due 2013 [Member]
Debt Instrument [Line Items]
Debt	454	461
3.75% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Debt	699	699
2.50% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Debt	518	518
4.875% Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt	496	495
1.58% Yen-Denominated Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Debt	95	104
2.04% Yen-Denominated Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt	149	164
Yen-denominated credit facility
Debt Instrument [Line Items]
Debt	76	83
Commercial paper borrowings [Member]
Debt Instrument [Line Items]
Debt	$ 593	$ 272